Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Total Revenues and Intersegment Revenues by Segment
Total revenues and intersegment revenues by segment for the years ended December 31, 2021, 2020 and 2019 consists of the following:

(Dollars in millions)	2021	2020	2019
ASC	$1,940	$1,958	$1,810
IMS	959	834	917
Corporate & Eliminations	(20)	(14)	(13)
Total revenue	$2,879	$2,778	$2,714

(Dollars in millions)	2021	2020	2019
ASC	$19	$13	$12
IMS	1	1	1
Total intersegment revenue	$20	$14	$13

Schedule of Depreciation, Assets by Segment and EBITDA Reconciliation to Net Earnings
Depreciation by segment as of December 31, 2021, 2020 and 2019 consists of the following:

(Dollars in millions)	2021	2020	2019
ASC	$33	$30	$29
IMS	16	14	13
Total depreciation	$49	$44	$42
Total assets by segment as of December 31, 2021 and 2020 consist of the following:

(Dollars in millions)	2021	2020(1)
ASC	$1,545	$1,563
IMS	1,145	1,018
Corporate & Eliminations	379	375
Total assets	$3,069	$2,956
(1) The 2020 amounts have been adjusted to reflect the correction of the allocation of certain assets within each segment.
Reconciliation of reportable segment Adjusted EBITDA to Net Earnings (loss) consists of the following:

(Dollars in millions)	2021	2020	2019
Adjusted EBITDA
ASC	$220	$213	$169
IMS	90	55	63
Corporate & Eliminations	—	—	2
Total Adjusted EBITDA	$310	$268	$234
Amortization of intangibles	(9)	(9)	(9)
Depreciation	(49)	(44)	(42)
Restructuring costs	(5)	(12)	(20)
Interest expense	(35)	(64)	(65)
Deal related transaction costs	(5)	(9)	—
Acquisition and divestiture related expenses	—	—	—
Foreign exchange	(1)	(1)	—
COVID-19 response costs	(6)	(12)	—
Non-service pension expense	—	(5)	(3)
Other one-time non-operational events	—	—	—
Income tax provision	(46)	(27)	(20)
Net earnings	$154	$85	$75